Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Disclosure of employee benefits

	US Dollars
Figures in millions	2017	2016	2015
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	1,024	918	971
Health care and medical scheme costs
- current medical expenses	58	51	54
- defined benefit post-retirement medical expenses	10	10	10
Pension and provident plan costs
- defined contribution	53	48	49
- defined benefit pension plans	—	15	14
Retrenchment costs	92	16	15
Share-based payment expense (note 10)	33	37	33
Included in cost of sales, other operating expenses, special items and corporate administration, marketing and other expenses	1,270	1,095	1,146